Shareholders' Equity - Dividends and Restrictions (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 $ / shares	Sep. 30, 2015 $ / shares	Dec. 31, 2014 € / shares	Dec. 31, 2014 $ / shares	Jun. 30, 2014 € / shares	Jun. 30, 2014 $ / shares	Jun. 30, 2013 € / shares	Jun. 30, 2013 $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 € / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 € / shares	Dec. 31, 2013 $ / shares
Dividends
Cash dividends declared per share | (per share)	$ 0.20	$ 0.20	€ 0.75	$ 0.93	€ 0.75	$ 1.04	€ 0.73	$ 0.95	$ 0.40	€ 1.50	$ 1.97	€ 0.73	$ 0.95
Maximum
Dividends
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms									$ 400
Minimum
Dividends
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms									$ 300